Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, Plant and Equipment
15	PROPERTY, PLANT AND EQUIPMENT

Year Ended December 31, 2021	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030
Additions	1,561	18,556	5,305	645	1,880	241,843	269,790
Transfers	13,736	160,810	38,649	—	2,369	(215,564)	—
Disposals or write offs	(5,101)	(75,411)	(12,010)	(1,588)	(1,675)	(22,175)	(117,960)
Currency translation differences	(286)	(7,255)	(345)	(11)	(313)	(704)	(8,914)

At end of the year	258,858	2,452,625	778,003	21,903	47,275	232,282	3,790,946

Accumulated depreciation and impairment
At beginning of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)
Charge for the year and others	(11,057)	(138,251)	(33,404)	(992)	(2,485)	—	(186,189)
Impairment charge	(516)	(19,463)	(2,723)	—	(121)	(3,648)	(26,471)
Disposals or write offs or transfers	1,952	58,312	7,429	1,421	997	396	70,507
Currency translation differences	103	5,602	158	11	401	167	6,442

At end of the year	(120,417)	(1,635,837)	(516,649)	(16,991)	(33,145)	(8,611)	(2,331,650)

Net book value
At end of the year	138,441	816,788	261,354	4,912	14,130	223,671	1,459,296

Year Ended December 31, 2020	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598
Additions	3,620	1,044	8,425	1,419	776	188,591	203,875
Transfers	16,827	152,389	23,618	—	12,169	(205,003)	—
Disposals or write offs	(22,910)	(39,497)	(438,169)	(5,661)	(3,340)	(8,934)	(518,511)
Currency translation differences	(763)	(19,214)	(1,086)	(49)	(746)	(1,074)	(22,932)

At end of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030

Accumulated depreciation and impairment
At beginning of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)
Charge for the year and others	(11,005)	(136,433)	(45,912)	(1,260)	(10,573)	—	(205,183)
Impairment charge	(214)	(13,908)	(113)	—	(837)	(295)	(15,367)
Disposals or write offs or transfers	7,948	24,234	173,196	3,739	2,031	1,012	212,160
Currency translation differences	315	13,459	490	37	534	(10)	14,825

At end of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)

Net book value
At end of the year	138,049	813,888	258,295	5,426	13,077	223,356	1,452,091

The Group’s exploration and production segment determines whether there are any indicators of impairment for the oil fields or blocks and performs the impairment tests on those oil fields or blocks with indications of impairment, and reports the results to the Group’s internal professional team (including exploration and finance expert) for further overall assessment and evaluation. The final results of the impairment tests have been submitted to the Group’s management for review and approval. The Group recorded impairment losses amounting to
RMB 19,463 related to oil and gas properties under the exploration and production segment for the year ended December 31, 2021 (2020: RMB 13,908 related to oil and gas properties under the exploration and production segment, 2019: RMB 11,562 related to oil and gas properties under the exploration and production segment) due to the decline of oil and gas reserves in certain oilfield as well as no further deelopment plans for certain other projects. The carrying amount of those impaired oil and gas properties was written down to their respective recoverable amounts, which were primarily determined using the discounted cash flow model.
The Group referred to the weighted average cost of capital of the oil and gas industry when determining discount rate, and made relevant adjustments according to specific risks in different countries or regions. In 2021, the after-tax
discount rates adopted by most oil fields or blocks of the Group ranged 7.6% to 15.0% (2020: 5.9% to 12.0%, 2019: 6.4% to 15.4
%) per annum.
The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
	RMB	RMB	RMB
At beginning of the year	38,807	36,101	26,905
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,338	30,104	35,098
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(27,201)	(18,464)	(17,002)
Capitalized exploratory well costs charged to expense	(12,557)	(8,934)	(8,900)

At end of the year	29,387	38,807	36,101

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2021	December 31, 2020
	RMB	RMB
One year or less	19,354	23,428
Over one year	10,033	15,379

Balance at December 31	29,387	38,807

Capitalized exploratory well costs over one year are principally related to the
wells that are under further evaluation of drilling results or pending completion of development planning to ascertain economic viability.